Annual Total Returns[BarChart] - Direxion Daily Junior Gold Miners Index Bear 2X Shares - Direxion Daily Junior Gold Miners Index Bear 2X Shares	2014	2015	2016	2017	2018	2019	2020
Total	(74.24%)	(52.71%)	(97.61%)	(63.85%)	(1.45%)	(80.32%)	(95.93%)